Convertible Note	12 Months Ended
Jun. 30, 2026
Schedule Of Amortized Cost Of Convertible Note [Abstract]
Convertible Note

11. Convertible Notes

During the years ended June 30, 2026 and 2025, the Company entered into a series of securities purchase agreements with institutional investors (collectively, the “Purchase Agreements”), pursuant to which the Company issued or agreed to issue senior secured convertible promissory notes bearing an original issue discount of 8% (collectively, the “Convertible Notes” or the “Notes”). The Notes are denominated in U.S. dollars, are convertible into the Company's Class A ordinary shares, par value US$0.0001 per share (retrospectively adjusted to US$0.01 per share to reflect the reverse stock splits effected on March 16, 2026 and October 30, 2026) (the “Class A Ordinary Shares”), and contain various conversion price adjustment mechanisms, including fixed conversion prices, alternative conversion prices based on the volume-weighted average price (“VWAP”) of the Company's shares, and applicable floor prices, as specified in the respective Purchase Agreements.

The Notes were issued in multiple financing arrangements, each subject to its respective terms and conditions, including principal amounts, subscription proceeds, conversion prices, maturity provisions, security arrangements and other contractual rights and obligations. Certain financing arrangements also included warrants to purchase Class A Ordinary Shares and/or the issuance of Class A Ordinary Shares or pre-funded warrants at closing.

June 9, 2025 Securities Purchase Agreement

On June 9, 2025, the Company entered into a Securities Purchase Agreement with an institutional investor (the “June 2025 Investor”), pursuant to which the Company agreed to issue up to US$7.4 million in aggregate principal amount of the Notes, together with warrants to purchase Class A Ordinary Shares.

The financing arrangement originally contemplated three tranches:

●	First Tranche: Up to US$2.2 million in aggregate principal amount of Notes, to be issued in two installments. The initial installment consisted of US$1.5 million in principal amount of Notes, for which the Company received proceeds of US$1.38 million. The second installment consisted of US$700,000 in principal amount of Notes, for which the Company was entitled to receive proceeds of US$644,000, subject to the effectiveness of the applicable resale registration statement.

●	Second Tranche: Up to US$2.2 million in aggregate principal amount of Notes, subject to specified conditions, including a minimum market capitalization requirement of US$30 million.

●	Third Tranche: Up to US$3.0 million in aggregate principal amount of Notes, subject to mutual agreement between the Company and the Investor.

The Notes issued under this Purchase Agreement were convertible into Class A Ordinary Shares at a conversion price equal to the lower of (i) a fixed conversion price determined based on 120% of the average daily VWAP over the three trading days preceding the applicable closing date, subject to certain adjustments, and (ii) an alternative conversion price equal to 93% of the lowest daily VWAP during the ten trading days immediately preceding the conversion date, provided that no event of default had occurred and was continuing.

In connection with the initial closing, the Company also issued warrants to purchase Class A Ordinary Shares. The number of warrant shares was calculated based on 40% of the applicable maximum principal amount divided by the relevant VWAP. The initial warrants covered 279,739 Class A Ordinary Shares (137,012 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) and had an initial exercise price equal to the fixed conversion price of the Notes, subject to contractual adjustments. Upon the occurrence and continuation of an event of default, the warrants provided for an alternative exercise price equal to 80% of the applicable VWAP.

In addition, the Company issued 1,248,611 Class A Ordinary Shares (12,486 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) and pre-funded warrants to purchase an additional 213,389 Class A Ordinary Shares (2,134 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) (collectively, the “Pre-Delivery Securities”).

On October 2, 2025, the Investor completed the conversion of Notes with an aggregate principal amount of US$2.05 million into 3,349,496 Class A Ordinary Shares (33,495 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026). The remaining unconverted principal amount of US$150,000 was subsequently agreed to be applied as an offset against part of the principal amount of the Notes issued by the Company on December 18, 2025.

On October 15, 2025, the Company and the Investor agreed to terminate the remaining Second and Third Tranches contemplated under the June 9, 2025 Purchase Agreement.

October 17, 2025 Securities Purchase Agreement

On October 17, 2025, the Company entered into a separate Securities Purchase Agreement with an institutional investor, pursuant to which the Company issued Notes with an aggregate principal amount of US$1.5 million and an original issue discount of 8%. The Company received cash proceeds of US$1.38 million upon closing.

The Notes were convertible into Class A Ordinary Shares at the lower of (i) a fixed conversion price of US$0.6777 per share, (ii) an alternative conversion price equal to 93% of the lowest daily VWAP during the ten trading days immediately preceding the conversion date, or 80% in the event of a continuing event of default, and (iii) a floor price of US$0.1007 per share.

The fixed conversion price was subject to downward adjustment in connection with subsequent closings under applicable Purchase Agreements.

On December 29, 2025, the Investor completed the conversion of the entire US$1.5 million principal amount of Notes into 5,773,423 Class A Ordinary Shares (57,735 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026).

December 18, 2025 Securities Purchase Agreement

On December 18, 2025, the Company entered into another Securities Purchase Agreement with an institutional investor, pursuant to which the Company agreed to issue Notes with an aggregate principal amount of up to US$2.0 million, bearing an original issue discount of 8%.

The initial closing was completed on December 18, 2025, pursuant to which the Company received cash proceeds of US$1.38 million and issued Notes with an aggregate principal amount of US$1.5 million.

The Purchase Agreement also provided for a second closing involving the issuance of the remaining US$500,000 principal amount of Notes, for which the Company was entitled to receive cash proceeds of US$460,000, subject to the effectiveness of the applicable resale registration statement. The second closing was completed on January 9, 2026.

The Notes were convertible into Class A Ordinary Shares at the lower of (i) the applicable fixed conversion price, (ii) an alternative conversion price equal to 93% of the lowest daily VWAP during the ten trading days immediately preceding the conversion date, or 80% in the event of a continuing event of default, and (iii) a floor price of US$0.0524 per share.

The fixed conversion price was subject to downward adjustment in connection with subsequent closings under applicable Purchase Agreements.

On March 31, 2026, the Investor completed the conversion of the entire US$2.0 million principal amount of Notes into Class A Ordinary Shares. Prior to March 16, 2026, convertible notes of this tranche with a principal amount of US$975,000 were converted, and the converted shares amounted to 5,518,569 shares (55,185 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026). Subsequent to March 16, 2026, convertible notes of this tranche with a principal amount of US$1,025,000 were converted, and the converted shares amounted to 533,379 shares (133,345 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026).

May 1, 2026 Securities Purchase Agreement

On May 1, 2026, the Company entered into a Securities Purchase Agreement with an institutional investor, pursuant to which the Company agreed to issue Notes with an aggregate principal amount of up to US$1.3 million, bearing an original issue discount of 8%.

The initial closing was completed on May 1, 2026, pursuant to which the Company received cash proceeds of US$920,000 and issued Notes with an aggregate principal amount of US$1.0 million.

The Purchase Agreement provided for a second closing involving the issuance of the remaining US$300,000 principal amount of Notes, for which the Company received cash proceeds of US$276,000. The second closing was completed on June 10, 2026.

In connection with the financing, the Company also issued a warrant to purchase up to 265,198 Class A Ordinary Shares (768,156 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026 at $1.7262 per share) at an initial exercise price of US$5.00 per share, expiring on May 1, 2030. Additionally, the Company issued 400,000 Class A Ordinary Shares (100,000 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) to the Investor as Pre-Delivery Shares.

The Notes were convertible into Class A Ordinary Shares at the lower of (i) the applicable fixed conversion price, (ii) an alternative conversion price equal to 93% of the lowest daily VWAP during the ten trading days immediately preceding the conversion date, or 80% in the event of a continuing event of default, and (iii) a floor price of US$0.0524 per share.

On June 12, 2026, the Investor completed the conversion of the entire US$1.3 million principal amount of Notes into 685,840 Class A Ordinary Shares (171,460 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026).

June 23, 2026 Securities Purchase Agreement

On June 23, 2026, the Company entered into a Securities Purchase Agreement with an institutional investor, pursuant to which the Company agreed to issue Notes with an aggregate principal amount of up to US$2.0 million, bearing an original issue discount of 8%.

The initial closing was completed on June 23, 2026, pursuant to which the Company received cash proceeds of US$1.38 million and issued Notes with an aggregate principal amount of US$1.5 million.

The Purchase Agreement also provided for a second closing involving the issuance of the remaining US$500,000 principal amount of Notes, for which the Company would receive cash proceeds of US$460,000, subject to the effectiveness of the applicable resale registration statement. As of June 30, 2026, the second closing had not been completed.

In connection with the financing, the Company issued a warrant to purchase up to 468,978 Class A Ordinary Shares (117,245 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026 at $10.848 per share) at an initial exercise price of US$2.712 per share, expiring on June 23, 2031. The Company also issued 500,000 Class A Ordinary Shares (125,000 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) to the Investor as Pre-Delivery Shares.

The Notes were convertible into Class A Ordinary Shares at an alternative conversion price equal to 93% of the lowest daily VWAP during the ten trading days immediately preceding the conversion date, or 80% in the event of a continuing event of default.

As of June 30, 2026, none of the Notes issued in connection with the initial closing of the June 23, 2026 financing arrangement had been converted into Class A ordinary shares.

The Company evaluated the embedded features of the Convertible Notes under ASC 815 and concluded that the call option, contingent interest provisions upon an event of default, and delisting put option are clearly and closely related to the debt host instrument. The conversion feature qualifies for the applicable derivative accounting scope exception. Accordingly, no embedded features are required to be bifurcated, and the Notes are accounted for as debt liabilities under ASC 470 and ASC 815.

The Company also evaluated the warrants under ASC 480 and ASC 815-40 and concluded that they qualify for equity classification, as they are exercisable for a fixed number of Class A ordinary shares and do not require liability classification.

For the years ended June 30, 2026 and 2025, net interest expense related to the Convertible Notes amounted to US$236,724 and US$21,844, respectively, and was included in interest expense in the consolidated statements of operations. Such expenses primarily represent non-cash amortization of the original issue discounts using the effective interest method, with no cash interest payments required.

The amortized cost of the convertible note as of June 30, 2026 consisted of the following:

As of June 30, 2026
US$
Convertible note principal- issued in June, 2026	1,500,000
Convertible note interest adjustment	(565,597)
Total	934,403

Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

A summary of warrants activity for the years ended June 30, 2026 and 2025 was as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of June 30, 2024
Grants of warrants on June 9, 2025 (1)	137,012	5 years	June 9, 2030
Balance of warrants outstanding as of June 30,2025 (1)	137,012	4.96 years
Grants of warrants on May 1, 2026 (1)	768,156	5 years	May 1, 2031
Grants of warrants on June 23, 2026 (1)	117,245	5 years	June 23, 2031
Conversion of warrants (1)	110,000
Balance of warrants outstanding as of June 30, 2026 (1)	912,413	4.84 years

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16,2026 and 1-for-4 reverse stock splits on October 30, 2026.

Following the Company's reverse stock splits, the number of shares underlying the warrants issued on June 9, 2025, May 1, 2026 and June 23, 2026 was adjusted from 279,739, 265,198 and 468,978 shares to 137,012, 768,156 and 117,245 shares, respectively. The warrants contain customary anti-dilution provisions for stock dividends, splits and similar transactions, but exclude adjustments arising from subsequent securities offerings at lower prices.

The Company concluded that the Convertible Notes did not contain beneficial conversion features requiring separate accounting and that their embedded features did not require bifurcation under ASC 815. Accordingly, the Notes were classified as debt and measured at amortized cost. The warrants were classified as equity instruments under ASC 815-40, as they were indexed to the Company's own shares and met the applicable equity classification criteria.

Proceeds were allocated between the Notes and warrants based on their relative fair values. The Notes were valued using binomial models, while the warrants were valued using Black-Scholes models for the 2026 issuances. The amounts allocated to the warrants were recorded in additional paid-in capital. Due to the use of significant unobservable inputs, the warrant valuations were classified as Level 3 measurements under ASC 820. The key valuation assumptions are summarized below.

	June 9, 2025	May 1, 2026	June 23, 2026
Terms of warrants	60 months	48 months	60 months
Exercise price(1)	$7.582	$1.7262	$10.848
Risk free rate of interest	4.09%	3.97%	4.27%
Dividend yield	-	-	-
Expected volatility (2)	79.43%	89.26%	111.59%

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

(2)	Expected volatility (based on peer companies and the Company's historical data).